UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
March 31, 2013 (Unaudited)

Common Stocks--97.1%	Shares		Value ($)
Banks--.4%
HSBC Holdings, ADR	418,166	a	22,304,974
Capital Goods--4.6%
Berkshire Hathaway, Cl. A	322	b	50,322,160
Caterpillar	932,500		81,099,525
General Electric	1,877,400		43,405,488
United Technologies	976,600		91,243,738
			266,070,911
Consumer Services--3.3%
Arcos Dorados Holdings, Cl. A	1,050,000	a	13,860,000
McDonald's	1,764,700		175,922,943
			189,782,943
Diversified Financials--4.9%
American Express	400,000		26,984,000
BlackRock	315,000		80,917,200
Franklin Resources	415,000		62,586,150
JPMorgan Chase & Co.	2,458,400		116,675,664
			287,163,014
Energy--19.0%
Canadian Natural Resources	700,000	a	22,491,000
Chevron	2,022,400		240,301,568
ConocoPhillips	1,456,700		87,547,670
Exxon Mobil	3,058,598		275,610,266
Imperial Oil	1,350,000		55,161,000
Occidental Petroleum	1,685,600		132,100,472
Phillips 66	808,350		56,560,249
Royal Dutch Shell, Cl. A, ADR	2,036,800		132,717,888
Total, ADR	2,139,900	a	102,672,402
			1,105,162,515
Food & Staples Retailing--1.7%
Walgreen	1,822,200		86,882,496
Whole Foods Market	157,500		13,663,125
			100,545,621
Food, Beverage & Tobacco--20.4%
Altria Group	3,453,700		118,772,743
Coca-Cola	6,700,000		270,948,000
Diageo, ADR	475,000		59,774,000
Kraft Foods Group	726,856		37,454,890
Mondelez International, Cl. A	2,070,568		63,380,086
Nestle, ADR	2,461,150		178,359,541
PepsiCo	1,009,300		79,845,723
Philip Morris International	3,443,700		319,265,427
SABMiller	1,150,000		60,529,075
			1,188,329,485
Health Care Equipment & Services--2.6%
Abbott Laboratories	2,046,300		72,275,316

Intuitive Surgical	91,200	b	44,796,528
Medtronic	709,500		33,318,120
			150,389,964
Household & Personal Products--5.3%
Christian Dior	326,500		54,157,181
Estee Lauder, Cl. A	1,335,800		85,531,274
Procter & Gamble	2,182,300		168,168,038
			307,856,493
Materials--3.8%
Air Products & Chemicals	510,000		44,431,200
Freeport-McMoRan Copper & Gold	1,851,200		61,274,720
Praxair	625,100		69,723,654
Rio Tinto, ADR	969,200	a	45,629,936
			221,059,510
Media--4.6%
Comcast, Cl. A	1,000,000		42,010,000
McGraw-Hill	657,000		34,216,560
News Corp., Cl. A	2,212,308		67,519,640
News Corp., Cl. B	166,900		5,133,844
Time Warner Cable	560,000		53,793,600
Walt Disney	1,200,000		68,160,000
			270,833,644
Pharmaceuticals, Biotech & Life Sciences--8.6%
AbbVie	1,996,300		81,409,114
Johnson & Johnson	2,235,900		182,292,927
Merck & Co.	1,034,000		45,733,820
Novo Nordisk, ADR	553,500	a	89,390,250
Roche Holding, ADR	1,773,400	a	103,921,240
			502,747,351
Retailing--4.0%
Target	1,724,100		118,014,645
Wal-Mart Stores	1,549,100		115,919,153
			233,933,798
Semiconductors & Semiconductor Equipment--3.0%
Intel	3,434,500		75,043,825
Texas Instruments	2,222,200		78,843,656
Xilinx	495,000		18,894,150
			172,781,631
Software & Services--4.8%
Automatic Data Processing	992,800		64,551,856
International Business Machines	800,000		170,640,000
Oracle	1,300,000		42,042,000
			277,233,856
Technology Hardware & Equipment--5.3%
Apple	569,200		251,944,996
QUALCOMM	875,000		58,581,250
			310,526,246
Transportation--.8%
Canadian Pacific Railway	375,000		48,926,250
Total Common Stocks
(cost $3,714,087,014)			5,655,648,206

Other Investment--2.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $149,009,006)	149,009,006 [c]	149,009,006
Investment of Cash Collateral for
Securities Loaned--3.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $223,790,515)	223,790,515 [c]	223,790,515
Total Investments (cost $4,086,886,535)	103.5%	6,028,447,727
Liabilities, Less Cash and Receivables	(3.5%)	(205,955,644)
Net Assets	100.0%	5,822,492,083

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $219,656,188 and the value of the collateral held by the fund was $223,790,515.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $1,941,561,192 of which $2,013,014,300 related to appreciated investment securities and $71,453,108 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	20.4
Energy	19.0
Pharmaceuticals, Biotech & Life Sciences	8.6
Money Market Investments	6.4
Household & Personal Products	5.3
Technology Hardware & Equipment	5.3
Diversified Financials	4.9
Software & Services	4.8
Capital Goods	4.6
Media	4.6
Retailing	4.0
Materials	3.8
Consumer Services	3.3
Semiconductors & Semiconductor Equipment	3.0
Health Care Equipment & Services	2.6
Food & Staples Retailing	1.7
Transportation	.8
Banks	.4
103.5

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	4,665,753,469	-	-	4,665,753,469
Equity Securities - Foreign Common Stocks+	989,894,737	-	-	989,894,737
Mutual Funds	372,799,521	-	-	372,799,521

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)